Income Tax Expense - Summary of Deferred Tax (Income)/Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Total current tax expense	€ 323	€ 321	€ 448
Deferred tax
Total deferred tax (income)/expense	103	(266)	(17)
Income tax reported in the Consolidated Income Statement	426	55	431
Derivative financial instruments [member]
Deferred tax
Total deferred tax (income)/expense	(1)	2	1
Retirement Benefit Obligations [member]
Deferred tax
Total deferred tax (income)/expense	3	16	8
Share-based payment expense [member]
Deferred tax
Total deferred tax (income)/expense	4	(4)	(11)
Other items [member]
Deferred tax
Total deferred tax (income)/expense	97	(280)	(15)
Republic of Ireland [member]
Current tax
Total current tax expense	10	9	5
Overseas [member]
Current tax
Total current tax expense	€ 313	€ 312	€ 443